Financial instruments (Details 16) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Loans and receivables	[1]	$ 5,419,379		$ 5,907,494
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		5,505,658	[2]	6,020,731
Argentina [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		294,613		325,321
Belgium [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		11,368		4,180
Bolivia [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		15,000		18,318
Brazil [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		1,019,466		1,163,825
Chile [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		170,827		69,372
Colombia [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		829,136		653,012
Costa Rica [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		356,459		400,371
Dominican Republic [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		249,926		243,696
Ecuador [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		94,315		129,269
El Salvador [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		55,110		104,723
Germany [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		37,500		50,000
Guatemala [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		309,024		315,911
Honduras [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		74,476		72,319
Jamaica [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		24,435		7,399
Luxembourg [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		19,924		14,722
Mexico [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		850,463		927,041
Nicaragua [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		29,804		36,949
Panama [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		500,134		498,651
Paraguay [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		59,536		108,068
Peru [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		211,846		467,408
Singapore [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		54,500		70,204
Switzerland [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		3,687		46,000
Trinidad and Tobago [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		175,000		184,389
United States of America [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		44,109		73,083
Uruguay [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		$ 15,000		$ 36,500

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.